STOCK-BASED COMPENSATION (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
Share-Based Payment Arrangement [Abstract]
SCHEDULE OF OPTION ACTIVITY AND RELATED INFORMATION

A summary of the Company’s option activity and related information follows:

	Number of Options (1)	Weighted-Average Exercise Price	Weighted-Average Grant Date Fair Value	Weighted-Average Remaining Contractual Life (in years)	Aggregate intrinsic value
Balances, January 1, 2022	3,690,955	$1.98	$1.38	8.52	$6,550
Options granted	-	-	-		-
Options forfeited	(11,584)	1.44	2.17		-
Options exercised	(48,369)	0.49	0.83		-
Balances, March 31, 2022	3,631,002	$2.00	$1.39	8.29	$6,377

Balances, January 1, 2023	3,642,958	$2.02	$1.21	7.90	$35,989
Options granted	143,607	7.50	3.82		632
Options forfeited	(19,164)	7.27	3.71		6
Options exercised	(36,009)	2.58	1.65		232
Balances, March 31, 2023	3,731,392	$2.20	$1.30	6.62	$3,800

At March 31, 2023
Vested and Exercisable	2,029,985	$1.53		4.98	$3,120
Vested and expected to vest	3,731,392	$2.20		6.62	$3,800

(1)	Number of options and weighted average exercise price has been adjusted to reflect the exchange of Legacy Dragonfly’s stock options for New Dragonfly stock options at an exchange ratio of approximately 1.182 as a result of the merger.

A summary of the Company’s option activity and related information follows:

	Number of Options(1)	Weighted- Average Exercise Price	Weighted- Average Grant Date Fair Value	Weighted- Average Remaining Contractual Life (in years)	Aggregate Intrinsic value
Balances, January 1, 2021	3,029,791	$0.45	$0.72	7.92	$651
Options granted	2,069,309	3.41	2.03		3,551
Options forfeited	(421,094)	1.44	1.82		-
Options exercised	(987,051)	0.51	0.53		442
Balances, December 31, 2021	3,690,955	$1.98	$1.38	8.52	$6,550

Balances, January 1, 2022	3,690,955	$1.98	$1.38	8.52	$6,550
Options granted	572,428	3.46	1.57		-
Options forfeited	(39,074)	3.13	1.73		-
Options exercised	(581,351)	1.16	0.89		-
Balances, December 31, 2022	3,642,958	$2.02	$1.21	7.90	$35,898

At December 31, 2022
Vested and Exercisable	1,646,304	$1.48		7.13	$17,114
Vested and expected to vest	3,642,958	$2.02		7.90	$35,898

(1)	Number of options and weighted average exercise price has been adjusted to reflect the exchange of Legacy Dragonfly’s stock options for New Dragonfly stock options at an exchange ratio of approximately 1.182 as a result of the merger. See Note 3 for further information.

SCHEDULE OF VALUATION ASSUMPTIONS OF OPTIONS
	2022	2021
Weighted average fair value of options granted	$1.57	$2.05
Risk-free interest rate	2.71%	1.08%
Volatility	45.0%	52.6%
Expected life (years)	5.68	6.02
Dividend yield	0.00%	0.00%

SCHEDULE OF RESTRICTED STOCK UNITS ACTIVITY

There were no grants of restricted stock units prior to October 7, 2022. The following table presents the restricted stock units activity for the three months ended March 31, 2023:

	Number of Shares	Weighted-Average Fair Market Value
Unvested shares at January 1, 2023	180,000	$14.00
Granted and unvested	461,998	7.50
Vested	(461,998)	7.50
Unvested shares, March 31, 2023	180,000	$14.00

Vested as of March 31, 2023	461,998	$7.50

There were no grants of restricted stock units prior to October 7, 2022. The following table presents the restricted stock units activity for the year ended December 31, 2022:

	Number of Shares	Weighted-Average Fair Market Value
Unvested shares, December 31, 2021	-	-
Granted and unvested	180,000	$14.00
Vested	-	-
Forfeited/Cancelled	-	-
Unvested shares, December 31, 2022	180,000	$14.00
Vested as of December 31, 2022	-	$-